Segment Information - Geographical Area	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Segment Information - Geographical Area
4    SEGMENT INFORMATION – GEOGRAPHICAL AREA

First Half	Asia / AMET / RUB	The Americas	Europe	Total
Turnover (€ million)
2020	11,807	8,227	5,680	25,714
2021	12,040	8,022	5,729	25,791
Change (%)	2.0	(2.5)	0.9	0.3
Impact of:
Acquisitions (%)	1.4	2.8	—	1.5
Disposals (%)	—	(0.2)	(0.3)	(0.1)
Currency-related items (%), of which:	(6.6)	(9.6)	0.1	(6.1)
Exchange rates changes (%)	(6.7)	(9.9)	0.1	(6.3)
Extreme price growth in hyperinflationary markets* (%)	0.1	0.4	—	0.2
Underlying sales growth (%)	7.7	5.1	1.1	5.4

Price * (%)	1.2	3.3	(1.1)	1.3
Volume (%)	6.4	1.7	2.2	4.0

Operating profit (€ million)
2020	2,265	1,532	875	4,672
2021	2,289	1,303	834	4,426

Underlying operating profit (€ million)
2020	2,394	1,622	1,068	5,084
2021	2,413	1,429	1,005	4,847

Operating margin (%)
2020	19.2	18.6	15.4	18.2
2021	19.0	16.2	14.6	17.2

Underlying operating margin (%)
2020	20.3	19.7	18.8	19.8
2021	20.0	17.8	17.5	18.8

*
Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.